Acquisitions (Tables)	12 Months Ended
Dec. 31, 2012
Crossroads System [Member]
Schedule of Preliminary Purchase Price Allocation

The following table summarizes the aggregate consideration and fair value of the identifiable assets acquired and liabilities assumed in the acquisition of Crossroads as of the acquisition date:

July 3, 2012
(Millions)
Aggregate consideration	$63

Accounts receivable	$4
Property, plant and equipment	63
Investments in unconsolidated affiliates	6
Other current liabilities	(4)
Other long-term liabilities	(6)

Total	$63

Schedule of Unaudited Pro Forma Information for Condensed Consolidated Statement of Operations

The following tables present unaudited supplemental pro forma information for the consolidated statement of operations for the years ended December 31, 2012 and 2011, as if the acquisition of Crossroads had occurred at the beginning of the earliest period presented.

	Year Ended December 31, 2012
	DCP Midstream Partners, LP	Acquisition of Crossroads (a)	DCP Midstream Partners, LP Pro Forma
	(Millions)
Total operating revenues	$2,761	$27	$2,788
Net income attributable to partners	$198	$2	$200
Less:
Net income attributable to predecessor operations	(32)	—	(32)
General partner’s interest in net income	(41)	—	(41)

Net income allocable to limited partners	$125	$2	$127

Net income per limited partner unit — basic and diluted	$2.28	$0.03	$2.31

(a)	The year ended December 31, 2012 includes the financial results of Crossroads for the period from January 1, 2012 through July 2, 2012.

	Year Ended December 31, 2011
	DCP Midstream Partners, LP	Acquisition of Crossroads	DCP Midstream Partners, LP Pro Forma
	(Millions)
Total operating revenues	$3,700	$114	$3,814
Net income attributable to partners	$163	$4	$167
Less:
Net income attributable to predecessor operations	(63)	—	(63)
General partner’s interest in net income	(25)	—	(25)

Net income allocable to limited partners	$75	$4	$79

Net income per limited partner unit — basic	$1.73	$0.09	$1.82
Net income per limited partner unit — diluted	$1.72	$0.09	$1.81

Income Statement [Member]
Schedule of Impact on Financial Statements Due to Acquisition

The following table presents the previously reported consolidated statements of operations for the year ended December 31, 2012 adjusted for the acquisition of the additional 46.67% interest in the Eagle Ford system from DCP Midstream, LLC:

Year Ended December 31, 2012

	DCP Midstream Partners, LP (As previously reported) (a)	Consolidate Eagle Ford system (b)	Remove Eagle Ford system Equity Earnings (c)	Consolidated DCP Midstream Partners, LP (As currently reported)
	(Millions)
Sales of natural gas, propane, NGLs and condensate	$1,466	$993	$—	$2,459
Transportation, processing and other	185	47	—	232
Losses from commodity derivative activity, net	70	—	—	70

Total operating revenues	1,721	1,040	—	2,761

Operating costs and expenses:
Purchases of natural gas, propane and NGLs	1,301	876	—	2,177
Operating and maintenance expense	123	70	—	193
Depreciation and amortization expense	64	25	—	89
General and administrative expense	46	28	—	74

Total operating costs and expenses	1,534	999	—	2,533

Operating income	187	41	—	228
Interest expense, net	(42)	—	—	(42)
Earnings from unconsolidated affiliates	29	—	(3)	26

Income before income taxes	174	41	(3)	212
Income tax expense	(1)	—	—	(1)

Net income	173	41	(3)	211
Net income attributable to noncontrolling interests	(5)	(8)	—	(13)

Net income attributable to partners	$168	$33	$(3)	$198

(a)	Amounts as previously reported with 33.33% of the Eagle Ford system presented within earnings from unconsolidated affiliates.
(b)	Adjustments to present the Eagle Ford system on a consolidated basis with a 20% noncontrolling interest.
(c)	Adjustments to remove the Eagle Ford system equity earnings at 33.33% from the date of acquisition through December 31, 2012.

Year Ended December 31, 2011

	DCP Midstream Partners, LP (As reported on 2011 Form 10-K filed on 2/29/12) (a)	Consolidate Southeast Texas system (b)	Remove Southeast Texas Equity Earnings (c)	DCP Midstream Partners, LP (As reported on Form 8-K filed on 6/14/12)	Consolidate Eagle Ford system (d)	Consolidated DCP Midstream Partners, LP (As currently reported)
	(Millions)
Operating costs and expenses:
Sales of natural gas, propane, NGLs and condensate	$1,413	$765	$—	$2,178	$1,309	$3,487
Transportation, processing and other	163	9	—	172	33	205
(Losses) gains from commodity derivative activity, net	(6)	14	—	8	—	8

Total operating revenues	1,570	788	—	2,358	1,342	3,700

Operating costs and expenses:
Purchases of natural gas, propane and NGLs	1,230	703	—	1,933	1,167	3,100
Operating and maintenance expense	106	20	—	126	62	188
Depreciation and amortization expense	81	20	—	101	32	133
General and administrative expense	37	11	—	48	27	75
Other income	(1)	—	—	(1)	—	(1)

Total operating costs and expenses	1,453	754	—	2,207	1,288	3,495

Operating income	117	34	—	151	54	205
Interest expense, net	(34)	—	—	(34)	—	(34)
Earnings from unconsolidated affiliates	37	—	(14)	23	—	23

Income before income taxes	120	34	(14)	140	54	194
Income tax expense	—	—	—	—	(1)	(1)

Net income	120	34	(14)	140	53	193
Net income attributable to noncontrolling interests	(19)	—	—	(19)	(11)	(30)

Net income attributable to partners	$101	$34	$(14)	$121	$42	$163

(a)	Amounts as previously reported with 33.33% of Southeast Texas’ results presented within earnings from unconsolidated affiliates.
(b)	Adjustments to present Southeast Texas on a consolidated basis at 100% ownership, including commodity derivatives.
(c)	Adjustments to remove Southeast Texas equity earnings at 33.33%.
(d)	Adjustments to present the Eagle Ford system on a consolidated basis with a 20% noncontrolling interest.

Year Ended December 31, 2010

	DCP Midstream Partners, LP (As reported on 2011 Form 10-K filed on 2/29/12) (a)	Consolidate Southeast Texas system (b)	Remove Southeast Texas Equity Earnings (c)	DCP Midstream Partners, LP (As reported on Form 8-K filed on 6/14/12)	Consolidate Eagle Ford system (d)	Consolidated DCP Midstream Partners, LP (As currently reported)
	(Millions)
Operating costs and expenses:
Sales of natural gas, propane, NGLs and condensate	$1,163	$812	$—	$1,975	$1,063	$3,038
Transportation, processing and other	115	15	—	130	30	160
(Losses) gains from commodity derivative activity, net	(9)	12	—	3	—	3

Total operating revenues	1,269	839	—	2,108	1,093	3,201

Operating costs and expenses:
Purchases of natural gas, propane and NGLs	1,032	751	—	1,783	975	2,758
Operating and maintenance expense	80	18	—	98	57	155
Depreciation and amortization expense	73	15	—	88	27	115
General and administrative expense	34	12	—	46	20	66
Step acquisition — equity interest re-measurement gain	(9)	—	—	(9)	—	(9)
Other income	(4)	(1)	—	(5)	—	(5)

Total operating costs and expenses	1,206	795	—	2,001	1,079	3,080

Operating income	63	44	—	107	14	121
Interest expense, net	(29)	—	—	(29)	—	(29)
Earnings from unconsolidated affiliates	38	—	(14)	24	(1)	23

Income before income taxes	72	44	(14)	102	13	115
Income tax expense	(1)	(1)	—	(2)	—	(2)

Net income	71	43	(14)	100	13	113
Net income attributable to noncontrolling interests	(9)	—	—	(9)	(3)	(12)

Net income attributable to partners	$62	$43	$(14)	$91	$10	$101

(a)	Amounts as previously reported with 33.33% of Southeast Texas’ results presented within earnings from unconsolidated affiliates.
(b)	Adjustments to present Southeast Texas on a consolidated basis at 100% ownership, including commodity derivatives.
(c)	Adjustments to remove Southeast Texas equity earnings at 33.33%.
(d)	Adjustments to present the Eagle Ford system on a consolidated basis with a 20% noncontrolling interest.

Balance Sheet [Member]
Schedule of Impact on Financial Statements Due to Acquisition

The following table presents the previously reported December 31, 2012 consolidated balance sheet, adjusted for the acquisition of the additional 46.67% interest in the Eagle Ford system from DCP Midstream, LLC:

As of December 31, 2012

	DCP Midstream Partners, LP (As previously reported) (a)	Consolidate Eagle Ford system (b)	Remove Eagle Ford system Investment in Unconsolidated Affiliate (c)	Consolidated DCP Midstream Partners, LP (As currently reported)
	(Millions)
ASSETS
Current assets:
Cash and cash equivalents	$1	$1	$—	$2
Accounts receivable	182	57	—	239
Inventories	75	1	—	76
Other	51	—	—	51

Total current assets	309	59	—	368
Property, plant and equipment, net	1,727	823	—	2,550
Goodwill and intangible assets, net	291	—	—	291
Investments in unconsolidated affiliates	558	1	(255)	304
Other non-current assets	87	3	—	90

Total assets	$2,972	$886	$(255)	$3,603

LIABILITIES AND EQUITY
Accounts payable and other current liabilities	$234	$111	$—	$345
Long-term debt	1,620	—	—	1,620
Other long-term liabilities	35	9	—	44

Total liabilities	1,889	120	—	2,009

Commitments and contingent liabilities
Equity:
Partners’ equity
Net equity	1,063	612	(255)	1,420
Accumulated other comprehensive loss	(15)	—	—	(15)

Total partners’ equity	1,048	612	(255)	1,405
Noncontrolling interests	35	154	—	189

Total equity	1,083	766	(255)	1,594

Total liabilities and equity	$2,972	$886	$(255)	$3,603

(a)	Amounts as previously reported with 33.33% of the Eagle Ford system presented within investments in unconsolidated affiliates.
(b)	Adjustments to present the Eagle Ford system on a consolidated basis with a 20% noncontrolling interest.
(c)	Adjustments to remove the Eagle Ford system 33.33% investment in unconsolidated affiliates.

As of December 31, 2011

	DCP Midstream Partners, LP (As reported on 2011 Form 10-K filed on 2/29/12) (a)	Consolidate Southeast Texas system (b)	Remove Southeast Texas Investment in Unconsolidated Affiliate (c)	DCP Midstream Partners, LP (As reported on Form 8-K filed on 6/14/12)		Consolidate Eagle Ford system (d)	Consolidated DCP Midstream Partners, LP (As currently reported)
				(Millions	)
ASSETS
Current assets:
Cash and cash equivalents	$7	$1	$—	$8		$—	$8
Accounts receivable	161	54	—	215		17	232
Inventories	65	23	—	88		2	90
Other	7	36	—	43		—	43

Total current assets	240	114	—	354		19	373
Property, plant and equipment, net	1,182	317	—	1,499		615	2,114
Goodwill and intangible assets, net	256	43	—	299		—	299
Investments in unconsolidated affiliates	209	—	(102)	107		1	108
Other non-current assets	17	1	—	18		—	18

Total assets	$1,904	$475	$(102)	$2,277		$635	$2,912

LIABILITIES AND EQUITY
Accounts payable and other current liabilities	$269	$111	$—	$380		$162	$542
Long-term debt	747	—	—	747		—	747
Other long-term liabilities	47	5	—	52		9	61

Total liabilities	1,063	116	—	1,179		171	1,350

Commitments and contingent liabilities
Equity:
Partners’ equity
Net equity	650	361	(104)	907		370	1,277
Accumulated other comprehensive loss	(21)	(2)	2	(21)		—	(21)

Total partners’ equity	629	359	(102)	886		370	1,256
Noncontrolling interests	212	—	—	212		94	306

Total equity	841	359	(102)	1,098		464	1,562

Total liabilities and equity	$1,904	$475	$(102)	$2,277		$635	$2,912

(a)	Amounts as previously reported with 33.33% of Southeast Texas’ results presented as investments in unconsolidated affiliates.
(b)	Adjustments to present Southeast Texas on a consolidated basis at 100% ownership, including commodity derivatives.
(c)	Adjustments to remove the Southeast Texas 33.33% investment in unconsolidated affiliates.
(d)	Adjustments to present the Eagle Ford system on a consolidated basis with a 20% noncontrolling interest.